Shareholder Report, Average Annual Return (Details)		12 Months Ended	17 Months Ended
		Jun. 30, 2026	Jun. 30, 2026
Without Sales Load [Member] | C000252210 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet ABS MACS at NAV
Average Annual Return, Percent	[1]	3.56%	4.38%
Without Sales Load [Member] | C000252211 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet CMBS MACS at NAV
Average Annual Return, Percent	[2]	3.87%	4.73%
Without Sales Load [Member] | C000252212 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Floating Rate MACS at NAV
Average Annual Return, Percent	[3]	3.89%	3.49%
Without Sales Load [Member] | C000252213 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet High Yield MACS at NAV
Average Annual Return, Percent	[4]	6.01%	5.74%
Without Sales Load [Member] | C000252214 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet RMBS MACS at NAV
Average Annual Return, Percent	[5]	4.76%	5.37%
Without Sales Load [Member] | C000252215 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Seix High Yield MACS at NAV
Average Annual Return, Percent	[6]	5.68%	6.10%
Without Sales Load [Member] | C000252216 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Stone Harbor EMD MACS at NAV
Average Annual Return, Percent	[7]	8.59%	8.10%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.79%	4.68%
J P Morgan EMBI Global Diversified Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan EMBI Global Diversified Index
Average Annual Return, Percent		11.78%	10.97%
ICE BofA 1 3 Year A BBB U S Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year A-BBB U.S. Corporate Index
Average Annual Return, Percent		3.94%	4.65%
Bloomberg CMBS ERISA Eligible Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg CMBS ERISA Eligible Bond Index
Average Annual Return, Percent		3.91%	5.23%
S And P UBS Leveraged Loan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P UBS Leveraged Loan Index
Average Annual Return, Percent		4.29%	4.70%
Bloomberg U S High Yield 2 Issuer Capped Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Average Annual Return, Percent		5.91%	6.42%
Bloomberg U S Mortgage Backed Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return, Percent		5.21%	5.84%
ICE BofA U S High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. High Yield Index
Average Annual Return, Percent		5.74%	6.27%
J P Morgan CEMBI Broad Diversified Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan CEMBI Broad Diversified Index
Average Annual Return, Percent		6.82%	7.01%

[1]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[4]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[5]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[6]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[7]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.